Acquisition and disposals - Identifiable assets acquired and liabilities assumed and analysis of cash flows on acquisition (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	Mar. 06, 2025	Jan. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 2,301
Property, plant and equipment (including mineral interests)	4,814
Cash and cash equivalents	293
Borrowings	(1,599)
Close-down, restoration and environmental provisions	(319)
Other provisions	(375)
Other assets and liabilities	155
Deferred tax liabilities (net of deferred tax assets)	(817)
Net assets	4,453
Non-controlling interest (NCI)	(298)
Goodwill	2,146
Net attributable assets (including Goodwill)	6,301
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
less: cash and cash equivalents balance acquired	(293)
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired	$ 6,008		$ 5	$ 6,022
Arcadium Lithium Plc
Disclosure of detailed information about business combination [line items]
Loan advancement		$ 200
Arcadium Lithium Plc | Olaroz Lithium Carbonate Mine
Disclosure of detailed information about business combination [line items]
Non-wholly owned subsidiaries			66.50%
Arcadium Lithium Plc | Nemaska Lithium Development Project
Disclosure of detailed information about business combination [line items]
Non-wholly owned subsidiaries			50.00%